Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies [Line Items]
Cash	$ 142,798	$ 1,175,051	$ 821,188
Cash equivalents
Asset held trust	312,319,510	306,880,908	$ 294,617,243
Federal deposit insurance corporation coverage	250,000	250,000
Accrued for interest
Unrecognized Tax Benefits, Income Tax Penalties Accrued
Over-Allotment Option [Member]
Significant Accounting Policies [Line Items]
Shares subject to forfeiture (in Shares)	22,712,500	22,712,500